INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
Schedule of Inventories
Inventories are composed of the following:

	December 31,
	2013 (*)	2012

Raw materials and components	$9,648	$12,321
Work in process	14,044	16,145
Spare parts	4,742	3,897
Finished goods	961	668

	$29,395	$33,031

(*) Excluding held for sale assets at December 31, 2013